Related Party Balances and Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 23, 2019
Related Party Balances and Transactions [Line Items]
Non-interest bearing					$ 1,000,000
Outstanding loan balance		$ 91,235	$ 91,235	$ 154,322
Short-term loan — related party [Member]
Related Party Balances and Transactions [Line Items]
Outstanding loan balance			$ 91,235